Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 19,553	$ 18,465	$ 18,220
Capitalised wages and salaries	1,959	1,688	1,403
Wages and salaries	19,048	17,815	17,359
Social security costs	1,638	1,487	1,507
Post-employment benefits	826	851	757
Gross employee compensation and benefits for the year ended 31 Dec	21,512	20,153	19,623
Software capitalisation costs
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries	1,400	1,100	1,000
Insurance contract fulfillment cost
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries	$ 600	$ 600	$ 400